PROPERTY AND EQUIPMENT, NET (Details Narrative) - Goodvision Inc [Member] - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Property and equipment, estimated useful life	5 years	5 years
Depreciation expense	$ 787	$ 1,787